Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 142,640,000	$ 136,970,000	$ 412,943,000	$ 411,102,000
Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	94,145,000	83,637,000	256,658,000	248,732,000
Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	31,853,000	36,439,000	106,109,000	110,440,000
Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	16,642,000	16,894,000	50,176,000	51,930,000
United States
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	90,600,000	80,200,000	246,600,000	237,400,000
Systems [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	25,791,000	18,149,000	56,878,000	52,997,000
Systems [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	5,669,000	9,573,000	23,457,000	28,907,000
Systems [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	4,446,000	4,314,000	10,754,000	11,894,000
Consumables [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	34,396,000	34,175,000	99,955,000	101,303,000
Consumables [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	18,772,000	18,941,000	60,244,000	58,727,000
Consumables [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	8,035,000	8,909,000	27,313,000	28,819,000
Service [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	45,531,000	42,909,000	134,342,000	128,455,000
Service [Member] | Total Americas [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	33,958,000	31,313,000	99,825,000	94,432,000
Service [Member] | Total EMEA [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	7,412,000	7,925,000	22,408,000	22,806,000
Service [Member] | Total Asia Pacific [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenues	$ 4,161,000	$ 3,671,000	$ 12,109,000	$ 11,217,000